                                                               JOHN M. RICHARDS
                                                       ASSISTANT GENERAL COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                        September 8, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   Security Equity Separate Account Twenty-Six
           File No. 811-08888

Commissioners:

The Semi-Annual Reports dated June 30, 2016 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of Security Equity Separate Account Twenty-Six of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.


                                            Sincerely,


                                            /s/ John M. Richards
                                            -----------------------------------
                                            John M. Richards
                                            Assistant General Counsel
                                            Metropolitan Life Insurance Company